UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

FORT CRE 2016-1 LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

  [X]   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported) February 5, 2019

Commission File Number of securitizer:  025-02874

Central Index Key Number of securitizer:  0001681787

          Constantine Dakolias, (212) 798-6100
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

____ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:  ___________

___________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  ____________

Central Index Key Number of underwriter (If applicable): _____________

____________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Annual Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

The last payment on the last asset backed security issued by FORT CRE 2016-1 LLC and held by a non-affiliate was made on November 26, 2018.  Accordingly, FORT CRE 2016-1 LLC’s reporting obligations under Rule 15Ga-1 have been terminated.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  February 5, 2019

FORT CRE 2016-1 LLC
(Issuing Entity)

/s/ Constantine Dakolias
By:  Constantine Dakolias
(senior officer in charge of securitization of the issuing entity)